UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21897

                                             The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                                                     Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Brian C. Beh

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                             Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Ellen Drought, Esq.

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, WI 53202-3590

Registrant’s telephone number, including area code:  (952) 230-6140

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (unaudited)

	Shares	Value (Note 2)

COMMON STOCK – 95.8%
CONSUMER DISCRETIONARY – 11.5%
Diversified Consumer Services – 1.3%
Grand Canyon Education, Inc.*	29,051	$1,184,409

Hotels, Restaurants & Leisure – 1.6%
Diamond Resorts International, Inc.*	45,497	1,035,512
Papa Murphy’s Holdings, Inc.*	38,560	393,312

		1,428,824

Media – 2.7%
Lions Gate Entertainment Corp.	40,382	1,331,395
Rentrak Corp.*	18,744	1,142,259

		2,473,654

Multi-Line Retail – 1.9%
Tuesday Morning Corp.*	87,929	1,706,262

Specialty Retail – 3.5%
Genesco, Inc.*	16,791	1,255,127
LifeLock, Inc.*	105,979	1,514,440
MarineMax, Inc.*	26,493	446,407

		3,215,974

Textiles, Apparel & Luxury Goods – 0.5%
Hanesbrands, Inc.	4,209	452,215

TOTAL CONSUMER
DISCRETIONARY		10,461,338

CONSUMER STAPLES – 1.6%
Food & Staples Retailing – 1.6%
United Natural Foods, Inc.*	11,148	685,156
Whitewave Foods Co.*	21,648	786,472

		1,471,628

TOTAL CONSUMER STAPLES		1,471,628

FINANCIALS – 6.0%
Commercial Banks – 2.8%
Bank of The Ozarks, Inc.	14,112	444,810
Umpqua Holdings Corp.	129,758	2,137,110

		2,581,920

Real Estate Investment Trusts – 1.9%
Pebblebrook Hotel Trust	45,636	1,704,048

Thrifts & Mortgage Finance – 1.3%
BankUnited, Inc.	38,069	1,160,724

TOTAL FINANCIALS		5,446,692

HEALTH CARE – 23.4%
Biotechnology – 1.3%
Isis Pharmaceuticals, Inc.*	13,345	518,186

	Shares	Value (Note 2)

COMMON STOCK – continued
Puma Biotechnology, Inc.*	2,530	$603,582

		1,121,768

Health Care Equipment & Supplies – 4.1%
Cooper Companies, Inc. (The)	8,875	1,382,281
Cynosure Inc. – Class A*	28,951	607,971
Greatbatch, Inc.*	30,612	1,304,377
Tandem Diabetes Care, Inc.*	31,582	423,831

		3,718,460

Health Care Providers & Services –16.3%
Air Methods Corp.*	31,938	1,774,156
Amsurg Corp.*	17,562	878,978
Centene Corp.*	27,138	2,244,584
ExamWorks Group, Inc.*	39,360	1,289,040
Magellan Health, Inc.*	28,452	1,557,178
MEDNAX, Inc.*	21,411	1,173,751
Molina Healthcare, Inc.*	16,013	677,350
Providence Service Corp.*	45,906	2,220,932
Team Health Holdings, Inc.*	22,615	1,311,444
VCA Antech, Inc.*	42,250	1,661,693

		14,789,106

Health Care Technology – 0.9%
Omnicell Inc*	30,218	825,858

Life Sciences Tools & Services – 0.8%
Cambrex Corp.*	39,343	734,927

TOTAL HEALTH CARE		21,190,119

INDUSTRIALS – 23.8%
Aerospace & Defense – 1.8%
Hexcel Corp.*	20,777	824,847
KEYW Holding Corp. (The)*	31,592	349,724
Taser International. Inc.*	30,013	463,401

		1,637,972

Building Products – 1.9%
Apogee Enterprises, Inc.	25,614	1,019,437
Patrick Industries, Inc.*	3,585	151,861
PGT, Inc.*	61,310	571,409

		1,742,707

Commercial Services & Supplies – 5.6%
KAR Auction Services, Inc.	38,501	1,102,284
Portfolio Recovery Associates, Inc.*	49,051	2,561,934
TriNet Group, Inc*	55,802	1,436,902

		5,101,120

Construction & Engineering – 1.1%
Dycom Industries, Inc*	15,537	477,141

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (unaudited) continued

	Shares	Value (Note 2)

COMMON STOCK – continued
William Lyon Homes - Class A*	22,254	$491,813

		968,954

Electrical Equipment – 1.4%
EnerSys, Inc.	21,623	1,267,973

Machinery – 1.3%
ARC Group Worldwide, Inc*	641	10,013
Greenbrier Cos, Inc.	16,047	1,177,529

		1,187,542

Marine – 1.0%
Kirby Corp.*	7,684	905,559

Professional Services – 3.7%
Huron Consulting Group, Inc.*	15,970	973,691
On Assignment, Inc.*	34,584	928,580
Resources Connection, Inc.	64,224	895,283
WageWorks, Inc.*	12,317	560,793

		3,358,347

Road & Rail – 6.0%
ArcBest Corp.	20,949	781,398
Genesee & Wyoming, Inc. - Class A*	10,393	990,557
Heartland Express, Inc.	31,269	749,205
Old Dominion Freight Line, Inc.*	28,890	2,040,790
Swift Transportation Co.*	42,631	894,398

		5,456,348

TOTAL INDUSTRIALS		21,626,522

INFORMATION TECHNOLOGY – 26.1%
Communications Equipment – 0.5%
Applied Optoelectronics, Inc.*	30,480	490,728

Computers & Peripherals – 3.8%
Super Micro Computer, Inc.*	47,290	1,391,272
Synaptics, Inc.*	14,905	1,091,046
Violin Memory, Inc.*	192,974	939,783

		3,422,101

Internet Software & Services – 3.6%
Constant Contact, Inc.*	40,449	1,097,786
CoStar Group, Inc.*	3,001	466,776
Global Eagle Entertainment, Inc.*	69,524	780,059
TrueCar, Inc.*	52,096	935,123

		3,279,744

Semiconductors & Semiconductor Equipment – 14.4%
Canadian Solar, Inc.*	26,482	947,261
Integrated Device Technology, Inc.*	76,734	1,223,907

	Shares	Value (Note 2)

COMMON STOCK – continued
Lattice Semiconductor Corp.*	158,498	$1,188,735
Mattson Technology, Inc.*	258,904	639,493
Microsemi Corp.*	63,590	1,615,822
Skyworks Solutions, Inc.	31,430	1,824,512
SunEdison, Inc.*	179,472	3,388,431
Trina Solar Ltd., SP ADR*	58,049	700,651
Veeco Instruments, Inc.*	42,376	1,481,041

		13,009,853

Software – 3.8%
ACI Worldwide, Inc.*	48,644	912,562
Callidus Software, Inc.*	6,509	78,238
Monotype Imaging Holdings, Inc.	21,548	610,239
Proofpoint, Inc.*	24,377	905,362
Solera Holdings, Inc.	16,420	925,431

		3,431,832

TOTAL INFORMATION
TECHNOLOGY		23,634,258

MATERIALS – 1.6%
Construction Materials – 1.6%
Martin Marietta Materials, Inc.	10,994	1,417,566

TOTAL MATERIALS		1,417,566

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
Cogent Communications Group, Inc.	10,492	352,636
inContact, Inc.*	146,038	1,269,800

		1,622,436

TOTAL TELECOMMUNICATION SERVICES		1,622,436

Total COMMON STOCK (Cost $72,862,010)		86,870,559

SHORT-TERM INVESTMENTS – 5.1%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.03%**	4,637,053	4,637,053

Total SHORT-TERM INVESTMENTS (Cost $4,637,053)		4,637,053

TOTAL INVESTMENTS (COST $77,499,063)† – 100.9%		91,507,612
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)		(816,908)

NET ASSETS – 100.0%		$90,690,704

See notes to schedule of investments.

ROXBURY/HOOD RIVER SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (unaudited) continued

SP
ADR	Sponsored American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2014.
†	The cost for federal income tax purposes is $77,499,063. At September 30, 2014, net unrealized appreciation was $14,008,549. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,959,279, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,950,730.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (unaudited)

		Value
	Shares	(Note 2)

COMMON STOCK – 93.0%
CONSUMER DISCRETIONARY – 13.4%
Hotels, Restaurants & Leisure – 2.5%
Starbucks Corp.	4,595	$346,739

Media – 8.2%
Comcast Corp. – Class A	3,809	203,781
Discovery
Communications, Inc. -
Class C*	5,082	189,457
Liberty Global PLC -
Class C*	12,685	520,275
Walt Disney Co. (The)	2,292	204,057

		1,117,570

Specialty Retail – 2.7%
TJX Cos, Inc. (The)	6,112	361,647

TOTAL CONSUMER
DISCRETIONARY		1,825,956

CONSUMER STAPLES – 8.4%
Beverages – 3.8%
Anheuser-Busch InBev
NV, ADR	2,820	312,597
PepsiCo, Inc.	2,249	209,359

		521,956

Food Products – 2.6%
Mondelez International,
Inc. – Class A	10,523	360,571

Household Products – 2.0%
Procter & Gamble Co.
(The)	3,242	271,485

TOTAL CONSUMER STAPLES		1,154,012

ENERGY – 8.7%
Energy, Equipment & Services – 4.2%
Core Laboratories NV	1,831	267,967
Schlumberger Ltd.	2,954	300,392

		568,359

Oil, Gas & Consumable Fuels – 4.5%
Exxon Mobil Corp.	2,708	254,687
Occidental Petroleum
Corp.	3,800	365,370

		620,057

TOTAL ENERGY		1,188,416

FINANCIALS – 12.2%
Insurance – 7.2%
Berkshire Hathaway, Inc.
- Class B*	4,351	601,047
Markel Corp.*	611	388,688

		989,735

Real Estate Investment Trusts – 5.0%
American Tower Corp.	7,299	683,405

		Value
	Shares	(Note 2)

COMMON STOCK – continued
TOTAL FINANCIALS		$1,673,140

HEALTH CARE – 9.2%
Health Care Equipment & Supplies – 2.9%
Baxter International, Inc.	2,140	153,588
St Jude Medical, Inc.	3,968	238,596

		392,184

Life Sciences Tools & Services – 2.9%
Mettler-Toledo
International, Inc*	1,548	396,489

Pharmaceuticals – 3.4%
Allergan, Inc.	1,561	278,155
Johnson & Johnson	1,753	186,852

		465,007

TOTAL HEALTH CARE		1,253,680

INDUSTRIALS – 14.3%
Aerospace & Defense – 10.3%
B/E Aerospace, Inc.*	3,757	315,363
Honeywell International, Inc.	4,812	448,093
Precision Castparts Corp.	1,041	246,592
TransDigm Group, Inc.	2,140	394,466

		1,404,514

Electrical Equipment – 2.0%
Sensata Technologies
Holding NV*	6,122	272,613

Road & Rail – 2.0%
Union Pacific Corp.	2,524	273,652

TOTAL INDUSTRIALS		1,950,779

INFORMATION TECHNOLOGY – 23.0%
Communications Equipment – 2.5%
QUALCOMM, Inc.	4,612	344,839
Computers & Peripherals – 5.1%
Apple, Inc.	4,837	487,328
EMC Corp.	7,156	209,385

		696,713

Internet Software & Services – 3.0%
GOOGLE, Inc. – Class A*	252	148,279
GOOGLE, Inc. – Class C*	457	263,854

		412,133

IT Services – 1.5%
Visa, Inc. – Class A	965	205,902

Semiconductors & Semiconductor Equipment –2.2%
Analog Devices, Inc.	6,015	297,682

Software – 8.7%
Adobe Systems, Inc.*	5,184	358,681
Intuit, Inc.	3,537	310,018

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2014 (unaudited) continued

		Value
	Shares	(Note 2)
COMMON STOCK – continued
Oracle Corp.	13,322	$509,966

		1,178,665

TOTAL INFORMATION
TECHNOLOGY		3,135,934

MATERIALS – 3.8%
Chemicals – 3.8%
Ecolab Inc.	2,366	271,688
Praxair, Inc.	1,914	246,906

		518,594

TOTAL MATERIALS		518,594

Total COMMON STOCK
(Cost $9,953,766)		12,700,511

SHORT-TERM INVESTMENTS – 7.0%
Blackrock Liquidity Funds
TempFund Portfolio, 0.03%**	955,413	955,413

Total SHORT-TERM INVESTMENTS (Cost $955,413)		955,413

TOTAL INVESTMENTS
(COST $10,909,179)† – 100.0%		13,655,924
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(4,801)

NET ASSETS – 100.0%		$13,651,123

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of September 30, 2014.
†	The cost for federal income tax purposes is $10,909,179. At September 30, 2014, net unrealized appreciation was $2,746,745. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,753,275 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,530.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury/Hood River Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$91,507,612	$91,507,612	$—	$—

Strategic Growth Fund
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$13,655,924	$13,655,924	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	11-14-2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	11-14-2014

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Treasurer
(principal financial officer)

Date	11-14-2014

* Print the name and title of each signing officer under his or her signature.